SEGMENT AND GEOGRAPHICAL INFORMATION - Capital Expenditure (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total capital expenditures	$ 62,094	$ 64,784	$ 56,356
Payments to acquire timberlands	22,753	14,062	457,796
Total Gross Capital Expenditures	84,847	78,846	514,152
Real estate development investments	25,818	23,078	13,698
Operating Segments | Southern Timber
Segment Reporting Information [Line Items]
Total capital expenditures	48,398	46,506	39,301
Payments to acquire timberlands	22,753	10,471	457,770
Operating Segments | Pacific Northwest Timber
Segment Reporting Information [Line Items]
Total capital expenditures	13,340	17,371	16,770
Payments to acquire timberlands	0	3,591	26
Operating Segments | Real Estate
Segment Reporting Information [Line Items]
Total capital expenditures	323	302	285
Corporate and other
Segment Reporting Information [Line Items]
Total capital expenditures	$ 33	$ 605	$ 0